MERRILL LYNCH
GLOBAL
ALLOCATION
FUND, INC.



FUND LOGO



Quarterly Report

July 31, 1999




This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change. Please see the Fund's prospectus for a description of risks associated with global investments.



Merrill Lynch
Global Allocation
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper





MERRILL LYNCH GLOBAL ALLOCATION FUND, INC.


Summary of
Fund's Overall
Asset Mix
As of 7/31/99
                                                        Percent of Fund's Net Assets   Reference Portfolio
                                                          7/31/99        4/30/99           Percentages
North & South American Equities                             25.0%*         27.3%*             36.0%
European Equities                                            8.5           10.9               11.0
Pacific Basin Equities                                      16.6           14.9               13.0
Total Equities                                              50.1           53.1               60.0

US Dollar Denominated Fixed-Income Securities               33.1           35.3               24.0
  US Issuers                                                12.1           12.9                --
  Non-US Issuers                                            21.0           22.4                --
Non-US Dollar Denominated Fixed-Income Securities            5.3            5.5               16.0
Total Fixed-Income Securities                               38.4++         40.8++             40.0

Cash & Cash Equivalents                                     11.5            6.1                --

 *Includes value of Financial Futures Contracts.
++Includes Preferred Stock.



Merrill Lynch Global Allocation Fund, Inc., July 31, 1999



DEAR SHAREHOLDER

For the three months ended July 31, 1999, Merrill Lynch Global
Allocation Fund, Inc.'s Class A, Class B, Class C and Class D Shares had total returns of +4.03%, +3.76%, +3.74% and +3.91%, respectively. (Complete performance information can be found on pages 6 and 7 of this report to shareholders.)

The Fund's strong results in the July quarter are a continuation of the trend of strong relative and absolute performance this year after a difficult 1998. For the year to date as of July 31, 1999, the Fund's Class A, Class B, Class C and Class D Shares had total returns of +20.37%, +19.71%, +19.64% and +20.16%, respectively. This compares to a +3.92% total return for an unmanaged benchmark index.* However, even when taking into account August and September of 1998 --two particularly weak months in that difficult year for the Fund-- the Fund's Class A, Class B, Class C and Class D Shares returned +16.30%, +15.24%, +15.19% and +16.02%, respectively, for the 12 months ended July 31, 1999, compared to a +12.89% return for the unmanaged benchmark index.

We remind our shareholders that as we discussed in our January 31, 1999 report, the nature of value investing is such that periods of sharp underperformance are often followed by periods of strong performance. Accordingly, part of the Fund's appreciation in 1999 resulted from a price resurgence for investments that were generally unpopular last year.


*The unmanaged benchmark index is a weighted index comprised of 36% of the unmanaged Standard & Poor's 500 Index, 24% Financial
 Times/Standard & Poor's--Actuaries World Index (Ex-US), 24% Merrill Lynch Government Index GA05, and 16% Salomon Brothers World
 Government Bond Index (Ex-US). Descriptions of these indexes can be found on page 7 of this report to shareholders.



In addition, we are pleased to report that as of August 31, 1999, the Fund's Class B Shares again achieved a Morningstar Rating TM of five stars, as shown below. (Fund results do not reflect sales charges, and would be lower if sales charges were included.)


Modest Changes to Asset Allocation
As of July 31, 1999, approximately 54% of the Fund's net assets was invested outside of the United States. Given the dominance of the US stock market over the past decade, many investors have lost sight of the potential benefits of global investing, which include:

* Greater diversification.

* The opportunity to invest in economies that may experience faster economic growth than the United States.

* A much broader range of investment opportunities.

Although the United States has clearly been the most attractive major country in which to invest over the past 16 years, there is no reason for us to believe that the United States will have a monopoly on good investment returns. With large-capitalization US stock prices expensive, the US savings rate negative, the trade deficit rising to new record levels, and interest rates increasing, we believe that this is an auspicious time for investors to consider international diversification. Accordingly, the Fund has, and will continue, to search the world for the best investment opportunities and pursue investments.

We made modest changes to the Fund's asset allocation during the July quarter. As 1999 has progressed, we have steadily taken profits in holdings that have appreciated substantially. During the quarter, we continued this strategy, increasing cash reserves from 6.1% to 11.5%. As of July 31, 1999, the Fund's equity exposure was 50.1% of net assets, with the remaining 38.4% allocated to fixed income. Shareholders should note that as of July 31, 1999, 12.7% of the Fund was invested in convertible securities, which are categorized as fixed-income investments but tend to correlate more closely with their equity counterparts. Therefore, the Fund's equity exposure is somewhat higher than the actual asset class percentage allocations would indicate.

As of July 31, 1999, the Fund's US dollar exposure was 33.1%, adjusting for currency hedges, which is virtually unchanged from the prior quarter. This exposure to the US currency is lower than has been the case for the Fund over the past several years, but is still overweighted compared to our benchmark index.

With stronger-than-expected economic growth, higher commodity prices (especially oil), a high demand for credit, and a persistently low savings rate, the US Federal Reserve Board has continued to tighten monetary policy. Against this backdrop, the Fund's bond investments continue to focus on convertible bonds and higher-yielding issues, many of which are issued by foreign governments, most notably in Latin America. We believe that these issues may continue to outperform US Treasury securities in a rising interest rate environment. At the same time, we continue to have a modest investment in US Treasury Inflation Protected Securities, which are expected to outperform conventional Treasury securities when interest rates rise.


Strong Stock Market Performance in Japan
In our last report to shareholders, we outlined our reasons for increasing investments in Japanese stocks. The Japanese stock market has surprised many investors thus far this year by outperforming the US stock market. However, from a long-term perspective, Japanese equity prices remain depressed. The Japanese stock market, while very significant in size, is nonetheless much smaller relative to the US stock market than was the case ten years ago. We believe that there is continued potential for higher profitability for Japanese companies, higher share prices, and greater interest in Japanese stocks on the part of global investors. Although we took some profits in our Japanese holdings during the July quarter, price appreciation nevertheless increased the Fund's equity allocation there from 8.9% of net assets to 10.2%.



           Five-Star Morningstar Overall Rating TM--
          International Equity Funds as of 8/31/99


          Merrill Lynch Global Allocation Fund, Inc.
                      Class B Shares

Five-star overall rating in the Morningstar International Equity Fund class is out of 1,001 funds. Morningstar proprietary ratings reflect historical risk-adjusted performance as of August 31, 1999. The ratings are subject to change every month. Past performance is not a guarantee of future results. Morningstar ratings are calculated from the Fund's three-, five- and ten-year average annual returns (if applicable) in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects Fund performance below 90-day Treasury bill returns. Merrill Lynch Global Allocation Fund, Inc.'s Class B Shares received 4 stars, 4 stars and 5 stars for the three-, five-, and ten-year periods, respectively, ended August 31, 1999. The top 10% of the funds in a broad asset class receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive two stars, and the bottom 10% receive one star. The Fund's Class B Shares were rated against 1,001, 535 and 117 funds in the Morningstar International Equity Fund class for the three-, five-, and ten-year periods, respectively.

Ratings are only for the share class cited; ratings for other share classes may vary.



Merrill Lynch Global Allocation Fund, Inc., July 31, 1999



In addition to Japanese equities, we have approximately 3.3% of net assets invested in Japanese convertible securities, which we own because we believe they will appreciate along with the Japanese equity market. However, we are not bullish on the prospects for Japanese bonds. Interest rates in Japan are already very low, and the government is pursuing a very easy monetary policy. Accordingly, we believe that improved economic activity in Japan is likely to result in higher interest rates.

In Conclusion
We thank you for your investment in Merrill Lynch Global Allocation Fund, Inc., and we look forward to reviewing our outlook and strategy with you again in our upcoming annual report to shareholders.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director



(Bryan N. Ison)
Bryan N. Ison
Senior Vice President and
Portfolio Manager



September 14, 1999




OFFICERS AND DIRECTORS

Terry K. Glenn, President and Director
Donald Cecil, Director
Edward H. Meyer, Director
Charles C. Reilly, Director
Richard R. West, Director
Arthur Zeikel, Director
Edward D. Zinbarg, Director
Bryan N. Ison, Senior Vice President and Portfolio Manager
Dennis W. Stattman, Vice President
Donald C. Burke, Vice President and Treasurer
Phillip Gillespie, Secretary

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863



Merrill Lynch Global Allocation Fund, Inc., July 31, 1999


PERFORMANCE DATA

About Fund
Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Recent
Performance
Results
                                                                                           Ten Years/
                                                      12-Month           3-Month        Since Inception
                                                    Total Return       Total Return       Total Return
ML Global Allocation Fund, Inc.--Class A Shares*       +16.30%           +4.03%             +259.49%
ML Global Allocation Fund, Inc.--Class B Shares*       +15.24            +3.76              +224.79
ML Global Allocation Fund, Inc.--Class C Shares*       +15.19            +3.74              + 80.21
ML Global Allocation Fund, Inc.--Class D Shares*       +16.02            +3.91              + 87.09
US Stocks: Standard & Poor's 500 Index**               +20.20            -0.16          +396.63/+213.97
Non-US Stocks: Financial Times/Standard & Poor's--
Actuaries World Index (Ex-US)***                       +11.79            +2.05          + 72.54/+45.42
US Bonds: ML Government Index GA05****                 + 3.26            -1.12          + 94.75/+38.26
Non-US Bonds: Salomon Brothers World Government
  Bond Index (Ex-US)*****                              + 8.42            -0.99          +127.40/+28.95

    *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's ten year/since inception periods are for ten years for Class A & Class B Shares and from 10/21/94 for Class C & Class D Shares.
   **An unmanaged broad-based index comprised of common stocks. Ten years/since inception total returns are for ten years and from 10/21/94, respectively.
  ***An unmanaged capitalization-weighted index comprised of 1,631 companies in 28 countries, excluding the United States. Ten years/since inception total returns are for ten years and from 10/21/94, respectively.
 ****An unmanaged index designed to track the total return of the current coupon five-year US Treasury bond. Ten years/since inception total returns are for ten years and from 10/21/94, respectively.
*****An unmanaged market capitalization-weighted index tracking ten government bond indexes, excluding the United States. Ten years/since inception total returns are for ten years and from 10/21/94, respectively.


Average Annual
Total Return

                                    % Return Without  % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 6/30/99                        +14.28%        + 8.28%
Five Years Ended 6/30/99                  +13.60         +12.38
Ten Years Ended 6/30/99                   +14.13         +13.52

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class B Shares*

Year Ended 6/30/99                        +13.14%        + 9.14%
Five Years Ended 6/30/99                  +12.45         +12.45
Ten Years Ended 6/30/99                   +12.98         +12.98

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class C Shares*

Year Ended 6/30/99                        +13.17%        +12.17%
Inception (10/21/94) through 6/30/99      +13.30         +13.30

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                    % Return Without  % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 6/30/99                        +14.00%        + 8.01%
Inception (10/21/94) through 6/30/99      +14.19         +12.89

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


Merrill Lynch Global Allocation Fund, Inc., July 31, 1999


Portfolio
Abbreviations

To simplify the currency denominations of Merrill Lynch Global
Allocation Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the currencies according to the list at right.

ARS      Argentinean Peso
CAD      Canadian Dollar
CHF      Swiss Franc
EUR      Euro Dollar
GBP      Great Britain Pound
JPY      Japanese Yen
NOK      Norwegian Krone
NZD      New Zealand Dollar
SEK      Swedish Kroner
USD      United States Dollar


SCHEDULE OF INVESTMENTS                                                                                       (in US dollars)
                                    Shares                                                                         Percent of
COUNTRY      Industries              Held               Common Stocks                    Cost            Value     Net Assets
Argentina    Banking                 467,900  Banco Frances SA (ADR)++(USD)          $   11,254,989   $    7,837,325    0.1%
                                   2,433,900  Banco Rio de la Plata SA
                                              (ADR)++(USD)                               25,177,689       21,905,100    0.3
                                                                                     --------------   --------------  ------
                                                                                         36,432,678       29,742,425    0.4


             Government               11,000  Republic of Argentina (Warrants)(a)           300,300            8,800    0.0
             Obligations

                                              Total Common Stocks in Argentina           36,732,978       29,751,225    0.4


Australia    Building                718,547  Pioneer International Limited               1,814,681        1,922,293    0.0
             Materials

             Foods                 5,566,000  Goodman Fielder Limited                     5,875,419        5,447,723    0.1

             Insurance            15,827,044  HIH Insurance Limited                      25,327,074       18,588,863    0.2

             Metals & Mining      10,000,000  Normandy Mining Limited                     8,030,489        7,242,750    0.1
                                  25,900,927  Pasminco Limited                           25,771,262       28,899,607    0.4
                                   8,700,000  WMC Limited                                29,191,616       37,977,458    0.5
                                                                                     --------------   --------------  ------
                                                                                         62,993,367       74,119,815    1.0

             Multi-Industry        2,160,000  Lend Lease Corporation Limited             17,989,574       26,977,325    0.4
                                   2,300,000  Pacific Dunlop Limited                      5,753,464        3,316,658    0.0
                                                                                     --------------   --------------  ------
                                                                                         23,743,038       30,293,983    0.4

             Resources             8,012,290  Broken Hill Proprietary Company
                                              Limited                                    85,230,525       88,614,926    1.2

                                              Total Common Stocks in Australia          204,984,104      218,987,603    2.9


Austria      Banking                 203,400  Bank Austria AG                             6,298,337       10,829,361    0.1

                                              Total Common Stocks in Austria              6,298,337       10,829,361    0.1


Bermuda      Insurance                71,900  Ace Limited                                 1,593,802        1,671,675    0.0

                                              Total Common Stocks in Bermuda              1,593,802        1,671,675    0.0


Brazil       Telecommunications      460,000  Telecomunicacoes Brasileiras SA--
                                              Telebras (ADR)++(USD)                          32,419           28,750    0.0
                                     440,000  Telecomunicacoes Brasileiras SA--
                                              Telebras (Preferred Block)
                                              (ADR)++(USD)                               29,358,340       33,605,000    0.4

                                              Total Common Stocks in Brazil              29,390,759       33,633,750    0.4


Canada       Beverages             1,900,000  Cott Corporation (USD)                     15,484,918        6,650,000    0.1

             Insurance               180,500  Clarica Life Insurance Co.                  2,498,481        2,822,193    0.0

             Metals--Non-Ferrous   1,050,000  Inco Limited (USD)                         20,921,949       18,637,500    0.3

             Retail Stores           700,000  Hudson's Bay Company                        7,271,362        8,401,120    0.1

             Telecommunications    1,165,200  Rogers Cantel Mobile Communi-
                                              cations Inc. 'B'                           22,391,634       24,666,689    0.3
                                   1,260,900  Rogers Cantel Mobile Communi-
                                              cations Inc. 'B' (USD)                     20,941,379       26,872,931    0.4
                                     150,000  Rogers Communications, Inc. 'B'               984,749        2,850,380    0.0
                                                                                     --------------   --------------  ------
                                                                                         44,317,762       54,390,000    0.7

                                              Total Common Stocks in Canada              90,494,472       90,900,813    1.2


Finland      Metals                  343,705  Outokumpu Oyj                               5,113,967        3,936,550    0.1

             Paper &               1,811,920  Metsa-Serla Oyj 'B'                        14,537,527       16,446,783    0.2
             Forest Products         449,845  Stora Enso Oyj 'A'                          3,506,504        5,585,563    0.1
                                     117,480  Stora Enso Oyj 'R'                            903,581        1,477,569    0.0
                                     203,868  UPM-Kymmene Oyj                             4,035,251        6,873,940    0.1
                                                                                     --------------   --------------  ------
                                                                                         22,982,863       30,383,855    0.4

                                              Total Common Stocks in Finland             28,096,830       34,320,405    0.5


France       Automobiles              46,568  PSA Peugeot Citroen                         5,610,594        8,025,268    0.1

             Banking                 107,555  Banque Nationale de Paris (BNP)             4,755,027        8,864,769    0.1
                                      60,410  Compagnie Financiere de Paribas (CFP)       3,198,316        6,854,264    0.1
                                      38,674  Societe Generale 'A'                        4,031,727        7,269,252    0.1
                                                                                     --------------   --------------  ------
                                                                                         11,985,070       22,988,285    0.3

             Energy & Petroleum       32,240  Elf Aquitaine SA                            4,106,354        5,521,551    0.1

             Industrial              244,500  Alcatel (ADR)++(USD)                        4,208,043        7,548,938    0.1

             Insurance               277,598  CNP Assurances                              7,729,298        7,473,094    0.1

             Metals--Steel         1,025,585  Usinor SA                                  15,027,164       15,369,007    0.2

             Multi-Industry           30,680  Societe Eurafrance SA                      12,025,892       18,554,528    0.2

                                              Total Common Stocks in France              60,692,415       85,480,671    1.1


Germany      Automotive                9,447  Bayerische Motoren Werke (BMW) AG           6,499,510        7,482,931    0.1
                                     101,383  Volkswagen AG                               6,551,153        6,055,436    0.1
                                                                                     --------------   --------------  ------
                                                                                         13,050,663       13,538,367    0.2

             Banking                 161,850  Deutsche Bank AG                           13,557,707       10,256,059    0.1
                                     132,450  Dresdner Bank AG                            7,678,657        5,685,157    0.1
                                     164,480  HypoVereinsbank                             8,617,726        9,366,360    0.1
                                                                                     --------------   --------------  ------
                                                                                         29,854,090       25,307,576    0.3

             Capital Goods           369,636  Kloeckner-Werke AG                         17,229,762       26,429,979    0.3

             Chemicals               255,800  Bayer AG                                   10,394,948       10,968,761    0.1
                                     101,451  Henkel KGaA                                 4,390,556        6,363,559    0.1
                                     234,993  Hoechst AG                                  9,059,784        9,910,538    0.1
                                                                                     --------------   --------------  ------
                                                                                         23,845,288       27,242,858    0.3

             Electrical Equipment     61,450  Siemens AG                                  4,010,300        5,084,491    0.1

             Engineering &            32,565  Philipp Holzmann AG                        12,268,030        6,622,939    0.1
             Construction

             Metals--Steel           480,042  Thyssen Krupp AG                           11,397,099       11,201,646    0.2

             Utilities               221,920  Veba AG                                    14,736,289       13,634,978    0.2

                                              Total Common Stocks in Germany            126,391,521      129,062,834    1.7


Merrill Lynch Global Allocation Fund, Inc., July 31, 1999


SCHEDULE OF INVESTMENTS (continued)                                                                           (in US dollars)
                                    Shares                                                                         Percent of
COUNTRY      Industries              Held               Common Stocks                    Cost            Value     Net Assets
Hong Kong    Banking               2,098,611  HSBC Holdings PLC                      $   13,265,383   $   24,740,119    0.3%

             Multi-Industry        6,959,500  Hutchison Whampoa Limited                  44,392,295       66,128,521    0.9

                                              Total Common Stocks in Hong Kong           57,657,678       90,868,640    1.2


Hungary      Oil & Gas Producers     232,571  MOL Magyar Olaj-es Gazipari Rt.
                                              (GDR)++++(USD)                              6,283,087        6,221,274    0.1

                                              Total Common Stocks in Hungary              6,283,087        6,221,274    0.1


Indonesia    Paper & Pulp          1,461,600  Asia Pacific Resources International
                                              Holdings Ltd. 'A'                           5,254,010        1,370,250    0.0
                                     553,765  Asia Pulp & Paper Company Ltd.
                                              (ADR)++(USD)                                6,368,298        4,222,458    0.1
                                     110,753  Asia Pulp & Paper Company Ltd.
                                              (Warrants)(a)                                       0          173,052    0.0
                                                                                     --------------   --------------  ------
                                                                                         11,622,308        5,765,760    0.1

             Tobacco              19,327,000  PT Hanjaya Mandala Sampoerna Tbk           28,087,780       47,290,974    0.6

                                              Total Common Stocks in Indonesia           39,710,088       53,056,734    0.7


Italy        Multi-Industry       16,105,435  MontEdison SpA                             23,376,406       25,427,905    0.3

             Telecommunications    5,261,641  Telecom Italia SpA                         24,672,484       28,723,509    0.4

                                              Total Common Stocks in Italy               48,048,890       54,151,414    0.7


Japan        Automobiles &         3,282,000  Suzuki Motor Corporation                   30,510,247       56,845,659    0.7
             Equipment

             Beverages             1,500,000  Chukyo Coca-Cola Bottling Co., Ltd.        15,603,941       21,182,008    0.3
                                     539,104  Coca-Cola West Japan Company Limited       12,209,675       24,201,409    0.3
                                     603,000  Hokkaido Coca-Cola Bottling Co., Ltd.       8,131,905        8,988,232    0.1
                                     691,000  Kinki Coca-Cola Bottling Co., Ltd.         10,472,103       11,161,288    0.1
                                   1,143,000  Mikuni Coca-Cola Bottling                  15,815,229       22,168,541    0.3
                                                                                     --------------   --------------  ------
                                                                                         62,232,853       87,701,478    1.1

             Capital Goods        12,900,000  Kawasaki Heavy Industries Ltd.             35,297,925       33,959,205    0.4
                                   7,875,000  Mitsubishi Heavy Industries, Ltd.          44,268,610       34,803,217    0.5
                                                                                     --------------   --------------  ------
                                                                                         79,566,535       68,762,422    0.9

             Chemicals                34,000  Shin-Etsu Chemical Co., Ltd.                  657,132        1,232,915    0.0

             Consumer Products        31,200  Amway Japan Limited                           723,715          329,079    0.0

             Electrical            1,157,000  Chudenko Corporation                       30,014,026       20,675,122    0.3
             Construction          1,386,000  Kinden Corporation                         21,348,708       14,618,724    0.2
                                                                                     --------------   --------------  ------
                                                                                         51,362,734       35,293,846    0.5

             Electrical              788,000  Murata Manufacturing Co., Ltd.             25,168,052       58,316,946    0.8
             Equipment

             Electronics           1,299,000  Hitachi Ltd.                                9,381,584       13,078,321    0.2

             Financial             8,837,000  Daiwa Securities Group Inc.                43,679,800       76,645,877    1.0
             Services                879,000  The Nomura Securities Co., Ltd.            11,893,928       12,320,711    0.1
                                   1,720,000  Wako Securities Co., Ltd.                   4,377,152        5,442,469    0.1
                                                                                     --------------   --------------  ------
                                                                                         59,950,880       94,409,057    1.2

             Industrial               28,000  Miura Co., Ltd.                               466,635          396,374    0.0

             Insurance               743,000  The Chiyoda Fire & Marine Insurance
                                              Company, Limited                            2,796,009        2,687,805    0.0
                                   2,897,000  The Dai-Tokyo Fire and Marine
                                              Insurance Co., Ltd.                        17,990,037       12,676,900    0.2
                                     125,000  The Dowa Fire & Marine Insurance
                                              Co., Ltd.                                     441,340          434,754    0.0
                                   3,743,000  The Fuji Fire and Marine Insurance
                                              Company, Limited                           13,980,452        7,667,408    0.1
                                   4,865,000  The Koa Fire & Marine Insurance
                                              Co., Ltd.                                  24,748,402       15,902,850    0.2
                                     765,000  Mitsui Marine and Fire Insurance
                                              Company, Ltd.                               5,730,161        4,087,735    0.1
                                   3,508,000  The Nichido Fire & Marine Insurance
                                              Co., Ltd.                                  20,622,267       18,775,384    0.2
                                   4,816,000  The Nippon Fire & Marine Insurance
                                              Co., Ltd.                                  20,479,413       17,086,053    0.2
                                     999,000  The Nisshin Fire and Marine
                                              Insurance Company, Limited                  2,688,731        2,725,654    0.0
                                   7,315,000  The Sumitomo Marine & Fire Insurance
                                              Co., Ltd.                                  46,067,731       47,057,793    0.6
                                   2,713,000  The Tokio Marine & Fire Insurance
                                              Co. Ltd.                                   28,580,732       31,429,367    0.5
                                   5,000,000  The Yasuda Fire & Marine Insurance
                                              Co. Ltd.                                   25,976,040       30,509,066    0.4
                                                                                     --------------   --------------  ------
                                                                                        210,101,315      191,040,769    2.5

             Office                1,612,000  Canon, Inc.                                23,455,745       51,007,322    0.7
             Equipment

             Packaging &           1,103,000  Toyo Seikan Kaisha, Ltd.                   25,118,395       23,507,976    0.3
             Containers

             Pharmaceuticals       1,261,000  Sankyo Company, Ltd.                       28,124,373       33,305,701    0.4
                                     384,000  Taisho Pharmaceutical Company, Ltd.         7,984,458       14,895,397    0.2
                                                                                     --------------   --------------  ------
                                                                                         36,108,831       48,201,098    0.6

             Restaurants             647,000  Mos Food Service, Inc.                     12,121,005        9,875,323    0.1
                                     618,000  Ohsho Food Service                         10,180,663       10,504,707    0.2
                                                                                     --------------   --------------  ------
                                                                                         22,301,668       20,380,030    0.3

             Retail Stores           460,000  Ito-Yokado Co., Ltd.                       21,319,319       31,276,151    0.4
                                     100,000  Sangetsu Co., Ltd.                          3,160,832        2,397,141    0.0
                                                                                     --------------   --------------  ------
                                                                                         24,480,151       33,673,292    0.4

                                              Total Common Stocks in Japan              661,586,472      784,176,584   10.2


Mexico       Foods                   700,000  Grupo Industrial Maseca, SA de
                                              CV (ADR)++(USD)                             7,969,925        7,043,750    0.1

             Multi-Industry          433,800  Grupo Carso, SA de CV (ADR)++(USD)          3,832,850        3,392,316    0.0

             Telecommunications      433,800  Carso Global Telecom (ADR)++(USD)           2,060,550        4,984,362    0.1

                                              Total Common Stocks in Mexico              13,863,325       15,420,428    0.2


Netherlands  Chemicals               351,904  Akzo Nobel NV                              11,004,420       15,048,288    0.2
                                     225,570  European Vinyls Corporation
                                              International NV                            8,625,195        1,690,151    0.0
                                                                                     --------------   --------------  ------
                                                                                         19,629,615       16,738,439    0.2

             Insurance               321,530  ING Groep NV                                5,483,987       16,451,121    0.2

             Packaging             1,509,895  Buhrmann NV                                31,558,302       30,707,641    0.4

             Real Estate           1,867,760  Security Capital U.S. Realty (USD)         33,172,380       35,020,500    0.5

             Steel                   161,800  Ispat International NV                      4,382,262        1,844,481    0.0
                                     799,183  Ispat International NV (NY Registered
                                              Shares)(USD)                               13,831,820        9,290,502    0.1
                                                                                     --------------   --------------  ------
                                                                                         18,214,082       11,134,983    0.1

                                              Total Common Stocks in the
                                              Netherlands                               108,058,366      110,052,684    1.4


New          Natural Gas             227,104  Natural Gas Corporation Holdings
Zealand      Suppliers                        Limited                                       160,508          241,094    0.0

                                              Total Common Stocks in New Zealand            160,508          241,094    0.0


Merrill Lynch Global Allocation Fund, Inc., July 31, 1999


SCHEDULE OF INVESTMENTS (continued)                                                                           (in US dollars)
                                    Shares                                                                         Percent of
COUNTRY      Industries              Held               Common Stocks                    Cost            Value     Net Assets
Norway       Banking               4,335,400  Christiania Bank Og Kreditkasse        $    9,691,400   $   17,003,755    0.2%
                                   2,434,000  Den Norske Bank ASA                         7,189,721        8,450,845    0.1
                                                                                     --------------   --------------  ------
                                                                                         16,881,121       25,454,600    0.3

             Computer Software       668,518  Merkantildata ASA                           8,071,807        6,361,516    0.1

                                              Total Common Stocks in Norway              24,952,928       31,816,116    0.4


Philippines  Multi-Industry        7,602,624  Ayala Corporation                           1,948,253        2,378,918    0.0

                                              Total Common Stocks in the Philippines      1,948,253        2,378,918    0.0


Portugal     Banking                 584,372  Banco Comercial Portugues, SA
                                              (BCP) (Registered Shares)                   8,794,706       15,575,244    0.2

             Banking--International       50  Banco Portugues do Atlantico (BPA)              1,244              752    0.0

                                              Total Common Stocks in Portugal             8,795,950       15,575,996    0.2


Russia       Telecommunications    1,611,800  PLD Telekom Inc. (USD)                     10,028,238        5,439,825    0.1
                                      74,500  PLD Telekom Inc. (Warrants)(a)(USD)                 0            3,725    0.0
                                      93,200  PLD Telekom Inc. (Warrants)(a)(USD)           142,605            4,660    0.0

                                              Total Common Stocks in Russia              10,170,843        5,448,210    0.1


South        Metals--Steel           501,660  Pohang Iron & Steel Company Ltd.           18,920,185       61,717,107    0.8
Korea
             Telecommunications        3,768  SK Telecom Co. Ltd.                           805,980        2,349,128    0.0
                                   1,434,584  SK Telecom Co. Ltd. (ADR)++(USD)            8,354,885       20,353,160    0.3
                                                                                     --------------   --------------  ------
                                                                                          9,160,865       22,702,288    0.3

                                              Total Common Stocks in South Korea         28,081,050       84,419,395    1.1


Spain        Insurance                66,778  Corporacion Mapfre                          1,272,758        1,225,868    0.0

             Utilities--             169,142  Endesa SA                                   3,546,176        3,327,692    0.1
             Electric

                                              Total Common Stocks in Spain                4,818,934        4,553,560    0.1


Sweden       Appliances              370,529  Electrolux AB 'B'                           5,257,612        7,716,526    0.1

             Automobiles &           391,430  Volvo AB 'B'                               12,386,419       12,263,564    0.2
             Equipment

             Insurance               275,692  Skandia Forsakrings AB                      3,466,640        5,169,015    0.1

             Metals--Steel           901,522  Avesta Sheffield AB                         7,672,265        4,019,244    0.0

             Multi-Industry          192,784  Svedala Industri AB                         2,531,671        3,343,756    0.0

             Paper & Forest          411,853  Mo och Domsjo AB (MoDo) 'B'                10,072,522       11,570,318    0.2
             Products

                                              Total Common Stocks in Sweden              41,387,129       44,082,423    0.6


Switzerland  Banking                  20,222  Banque Cantonale de Geneve (BCG)            6,737,471        3,830,952    0.0

             Banking &                23,179  UBS AG (Registered Shares)                  4,732,668        7,064,683    0.1
             Financial

             Pharmaceuticals           3,751  Novartis AG (Registered Shares)             5,535,436        5,418,223    0.1

                                              Total Common Stocks in Switzerland         17,005,575       16,313,858    0.2


Thailand     Holding               1,373,300  BEC World Public Company Limited
             Companies                        'Foreign'                                   8,876,272        8,052,162    0.1

                                              Total Common Stocks in Thailand             8,876,272        8,052,162    0.1


United       Banking                 226,531  Barclays PLC                                3,483,493        6,690,049    0.1
Kingdom                              400,115  National Westminster Bank PLC               7,365,876        7,901,391    0.1
                                                                                     --------------   --------------  ------
                                                                                         10,849,369       14,591,440    0.2

             Building &              325,351  Jarvis PLC                                  3,797,606        1,507,416    0.0
             Construction

             Diversified           1,018,229  Rentokil Initial PLC                        3,689,184        3,958,874    0.1
             Companies

             Food & Beverage         756,839  Allied Domecq PLC                           5,698,776        6,804,739    0.1
                                     672,142  Bass PLC                                    9,822,359        9,750,831    0.1
                                                                                     --------------   --------------  ------
                                                                                         15,521,135       16,555,570    0.2

             Food & Household        293,204  Cadbury Schweppes PLC                       1,880,921        1,866,713    0.0
             Products

             Holding Companies     1,349,209  Invensys PLC                                8,243,369        7,300,300    0.1

             Insurance               620,845  CGU PLC                                     8,676,880        8,644,584    0.1
                                   1,723,230  Royal & Sun Alliance Insurance
                                              Group PLC                                  18,609,690       14,153,577    0.2
                                                                                     --------------   --------------  ------
                                                                                         27,286,570       22,798,161    0.3

             Mortgages               489,278  Northern Rock PLC                           3,512,022        3,503,426    0.0

             Pharmaceuticals         254,807  Glaxo Wellcome PLC                          7,025,876        6,571,574    0.1

             Retail--Food          1,610,493  Safeway PLC                                 9,038,358        6,000,697    0.1

             Retail Stores           301,675  Signet Group PLC (ADR)++(USD)                 461,861        7,541,875    0.1

             Steel                   681,118  British Steel PLC                           1,415,859        1,826,145    0.0

             Telecommunications      568,677  Cable & Wireless PLC                        4,292,301        6,937,063    0.1

                                              Total Common Stocks in the
                                              United Kingdom                             97,014,431      100,959,254    1.3


United       Apparel                 700,000  Fruit of the Loom, Inc. (Class A)          18,572,062        5,556,250    0.1
States
             Banking                 393,700  Banco Santander Puerto Rico                 7,767,639        7,332,662    0.1
                                     130,000  Bank One Corporation                        2,201,120        7,093,125    0.1
                                     259,000  Banknorth Group, Inc.                       1,865,422        8,385,125    0.1
                                   1,962,600  East West Bancorp, Inc.                    19,626,000       19,380,675    0.3
                                   2,310,939  Golden State Bancorp Inc.                  23,302,590       51,129,525    0.7
                                   2,940,239  Golden State Bancorp Inc.
                                              "Litigation Tracking" (Warrants)(a)         5,633,533        4,686,006    0.0
                                     770,194  Golden State Bancorp Inc.
                                              (Warrants)(a)                                       0        9,290,465    0.1
                                   1,170,000  KeyCorp                                    17,184,961       36,855,000    0.5
                                   1,150,000  Mellon Bank Corporation                    11,889,517       38,812,500    0.5
                                     800,000  Republic New York Corporation              17,828,225       55,800,000    0.7
                                                                                     --------------   --------------  ------
                                                                                        107,299,007      238,765,083    3.1

             Building Products       500,000  Chicago Bridge & Iron Company NV
                                              (NY Registered Shares)                      8,322,525        7,187,500    0.1
                                     530,000  Flowserve Corporation                      13,144,284        9,308,125    0.1
                                                                                     --------------   --------------  ------
                                                                                         21,466,809       16,495,625    0.2

             Business Data           543,700  Imation Corp.                               8,619,998       15,053,694    0.2
             Processing

             Business Data         1,800,000  Information Resources, Inc.                17,211,940       15,637,500    0.2
             Systems


Merrill Lynch Global Allocation Fund, Inc., July 31, 1999


SCHEDULE OF INVESTMENTS (continued)                                                                           (in US dollars)
                                    Shares                                                                         Percent of
COUNTRY      Industries              Held               Common Stocks                    Cost            Value     Net Assets
United       Coal                  1,165,000  CONSOL Energy Inc.                     $   17,902,540   $   12,960,625    0.2%
States
(continued)  Commercial              598,581  Cendant Corporation                         7,789,786       12,046,443    0.2
             Services

             Computer              1,000,000  FileNET Corporation                         4,606,916       10,000,000    0.1
             Software                300,000  Hyperion Solutions Corporation              5,400,575        5,737,500    0.1
                                   2,400,000  Inprise Corporation                        33,535,053       10,350,000    0.2
                                                                                     --------------   --------------  ------
                                                                                         43,542,544       26,087,500    0.4

             Computers &             300,000  Compaq Computer Corporation                 9,902,490        7,200,000    0.1
             Technology            2,000,000  Iomega Corporation                         10,010,893        8,000,000    0.1
                                     750,000  Komag, Incorporated                        12,619,584        2,812,500    0.0
                                   1,100,000  Silicon Graphics, Inc.                     16,560,378       19,456,250    0.3
                                                                                     --------------   --------------  ------
                                                                                         49,093,345       37,468,750    0.5

             Construction            200,000  Hovnanian Enterprises, Inc. (Class A)       1,750,602        1,700,000    0.0
             & Housing

             Construction            365,000  TJ International, Inc.                      6,457,574       11,246,562    0.2
             Products

             Electronics           1,500,000  CHS Electronics, Inc.                       9,217,891        5,718,750    0.1
                                   2,200,000  Cabletron Systems, Inc.                    32,727,110       26,537,500    0.3
                                   1,800,000  Checkpoint Systems, Inc.                   19,987,737       16,537,500    0.2
                                   1,000,000  MEMC Electronic Materials, Inc.            18,838,743       12,937,500    0.2
                                     705,000  Millipore Corporation                      18,074,743       28,728,750    0.4
                                   1,588,700  Silicon Valley Group, Inc.                 25,891,303       20,255,925    0.3
                                     180,000  Tektronix, Inc.                             2,798,647        5,703,750    0.0
                                                                                     --------------   --------------  ------
                                                                                        127,536,174      116,419,675    1.5

             Energy &              1,079,400  Arch Coal, Inc.                            28,887,320       14,436,975    0.2
             Petroleum             4,000,000  Key Energy Services, Inc.                  12,000,000       15,250,000    0.2
                                      46,400  Mitchell Energy & Development
                                              Corp. (Class A)                               675,717          841,000    0.0
                                     174,350  Mitchell Energy & Development
                                              Corp. (Class B)                             2,755,451        3,051,125    0.0
                                      50,000  Murphy Oil Corporation                      1,688,446        2,475,000    0.0
                                   1,400,000  Occidental Petroleum Corporation           26,123,703       27,387,500    0.4
                                   1,402,978  Santa Fe Snyder Corporation                 7,579,573       12,977,546    0.2
                                     530,000  USX-Marathon Group                         10,037,117       16,098,750    0.2
                                                                                     --------------   --------------  ------
                                                                                         89,747,327       92,517,896    1.2

             Financial             1,972,900  Anthracite Capital, Inc.                   29,662,250       14,056,912    0.2
             Services                900,000  Ugly Duckling Corporation                  11,585,625        6,750,000    0.1
                                                                                     --------------   --------------  ------
                                                                                         41,247,875       20,806,912    0.3

             Forest Products         330,000  Deltic Timber Corporation                   9,371,593        8,043,750    0.1

             Funeral Services        100,000  Service Corporation International           1,355,000        1,587,500    0.0

             Gaming                1,235,000  Scientific Games Holdings Corp.            27,568,304       25,394,687    0.3

             Healthcare              207,500  Advocat, Inc.                               1,973,750          389,062    0.0
             Services              2,110,400  Beverly Enterprises, Inc.                  15,824,755       12,134,800    0.2
                                   2,100,000  Humana Inc.                                32,795,915       22,837,500    0.3
                                     137,577  LTC Healthcare Inc.                           619,051          283,753    0.0
                                   1,600,000  Oxford Health Plans, Inc.                  30,398,931       28,500,000    0.3
                                   1,091,600  Sierra Health Services, Inc.               15,709,764       14,122,575    0.2
                                                                                     --------------   --------------  ------
                                                                                         97,322,166       78,267,690    1.0

             Industrial               15,000  Bar Technologies Ltd. (Warrants)(a)           838,256          300,000    0.0

             Information             380,000  Billing Concepts Corp.                      3,610,000        2,707,500    0.0
             Processing

             Insurance               186,300  Horace Mann Educators Corporation           2,143,167        4,692,431    0.1
                                   1,947,500  Risk Capital Holdings, Inc.                34,313,406       27,143,281    0.4
                                                                                     --------------   --------------  ------
                                                                                         36,456,573       31,835,712    0.5

             Machinery             1,584,000  AGCO Corporation                           10,186,541       14,850,000    0.2
                                     390,000  Weatherford International, Inc.             7,044,264       15,283,125    0.2
                                                                                     --------------   --------------  ------
                                                                                         17,230,805       30,133,125    0.4

             Metals &                180,000  Alcoa Inc.                                  5,176,249       10,777,500    0.2
             Mining                1,400,000  Battle Mountain Gold Company                8,838,297        2,712,500    0.0
                                     637,000  Commonwealth Industries, Inc.               9,051,856        9,953,125    0.1
                                     850,000  Newmont Mining Corporation                 31,553,907       15,725,000    0.2
                                     340,000  Nucor Corporation                          15,648,817       16,490,000    0.2
                                     800,000  The Timken Company                         13,791,134       13,200,000    0.2
                                                                                     --------------   --------------  ------
                                                                                         84,060,260       68,858,125    0.9

             Metals--Steel           678,700  Worthington Industries, Inc.                8,025,202        9,841,150    0.1

             Multi-Industry           90,000  Loews Corporation                           3,984,675        6,311,250    0.1

             Natural Resources       210,519  Freeport-McMoRan Copper & Gold, Inc.
                                              (Class B)                                   3,665,657        3,552,508    0.0

             Oil & Gas Producers     800,000  Rowan Companies. Inc.                       9,961,925       15,050,000    0.2
                                     600,000  Tom Brown, Inc.                            10,596,357        9,075,000    0.1
                                     300,000  Transocean Offshore Inc.                    9,669,913        9,206,250    0.2
                                                                                     --------------   --------------  ------
                                                                                         30,228,195       33,331,250    0.5

             Oil Field               201,900  Veritas DGC  Inc.                           2,715,091        3,608,962    0.0
             Equipment

             Oil Services            200,000  Diamond Offshore Drilling, Inc.             5,150,000        6,400,000    0.1
                                   1,568,000  Input/Output, Inc.                         13,351,000       11,662,000    0.1
                                   2,630,000  Noble Drilling Corporation                 19,721,749       59,668,125    0.8
                                     230,000  Schlumberger Limited                       12,731,500       13,929,375    0.2
                                     300,000  Tidewater Inc.                             13,101,460        9,918,750    0.1
                                                                                     --------------   --------------  ------
                                                                                         64,055,709      101,578,250    1.3

             Paper                    80,000  Boise Cascade Corporation                   2,109,863        3,085,000    0.0
                                     220,000  Louisiana-Pacific Corporation               4,820,569        4,826,250    0.1
                                                                                     --------------   --------------  ------
                                                                                          6,930,432        7,911,250    0.1

             Pollution Control       500,000  Safety-Kleen Corp.                          5,574,398        5,968,750    0.1

             Real Estate           2,394,465  Catellus Development Corporation           20,587,205       38,012,132    0.5
                                   3,633,600  Security Capital Group
                                              Incorporated (Class B)                     78,475,062       54,731,100    0.7
                                     700,000  United Dominion Realty Trust, Inc.          8,011,873        8,006,250    0.1
                                                                                     --------------   --------------  ------
                                                                                        107,074,140      100,749,482    1.3

             Real Estate           1,598,300  AMB Property Corporation                   34,744,536       35,961,750    0.5
             Investment Trusts        27,500  Apartment Investment & Management
                                              Company (Class A)                             963,895        1,122,344    0.0
                                     300,000  Avalonbay Communities, Inc.                 9,440,618       10,181,250    0.1
                                     100,000  CarrAmerica Realty Corporation              2,260,999        2,412,500    0.0
                                     500,800  Equity Office Properties Trust             12,692,998       12,582,600    0.2
                                     250,000  Equity Residential Properties Trust        10,093,750       10,328,125    0.1
                                     500,000  Federal Realty Investment Trust            10,135,000       11,312,500    0.2


Merrill Lynch Global Allocation Fund, Inc., July 31, 1999


SCHEDULE OF INVESTMENTS                                                                                       (in US dollars)
                                    Shares                                                                         Percent of
COUNTRY      Industries              Held               Common Stocks                    Cost            Value     Net Assets
United       Real Estate              89,591  Horizon Group Properties, Inc.         $      537,546   $      302,370    0.0%
States       Investment            3,042,500  Imperial Credit Commercial Mortgage
(concluded)  Trusts                           Investment Corp.                           42,303,825       33,277,344    0.4
             (concluded)           3,500,000  Meditrust Companies                        68,742,755       38,062,500    0.5
                                      63,400  National Health Investors, Inc.             1,621,138        1,418,575    0.0
                                   1,524,400  Nationwide Health Properties, Inc.         30,413,253       26,105,350    0.4
                                   2,039,825  Prime Retail, Inc.                         17,735,914       17,083,534    0.2
                                     400,000  Simon Property Group, Inc.                 10,004,000       10,625,000    0.2
                                     920,000  Walden Residential Properties, Inc.
                                              (Warrants)(a)                               1,125,068          345,000    0.0
                                                                                     --------------   --------------  ------
                                                                                        252,815,295      211,120,742    2.8

             Retail                  800,000  Heilig-Meyers Company                      10,547,099        5,800,000    0.1

             Retail Stores         1,110,000  Filene's Basement Corporation              10,092,619        1,318,125    0.0
                                     300,000  J. Baker, Inc.                              5,134,145        2,250,000    0.0
                                     700,000  Toys 'R' Us, Inc.                          15,851,134       11,375,000    0.2
                                                                                     --------------   --------------  ------
                                                                                         31,077,898       14,943,125    0.2

             Savings Banks           256,500  Capitol Federal Financial                   2,360,355        2,645,156    0.0

             Telecommunications      300,000  Allen Telecom Inc.                          3,338,218        2,700,000    0.0
                                     120,363  CellNet Data Systems, Inc.
                                              (Warrants)(a)                              13,716,570          842,541    0.0
                                   2,770,200  General Communication, Inc. (Class A)      18,631,175       16,621,200    0.2
                                   2,000,000  Glenayre Technologies, Inc.                18,349,484        7,000,000    0.1
                                     621,000  QUALCOMM Incorporated                      14,771,309       96,876,000    1.3
                                      47,000  United USN Inc. (Class A) (Warrants)
                                              (a)                                         5,840,131               47    0.0
                                      14,113  United USN Inc. (Warrants)(a)               1,084,937               14    0.0
                                      18,315  Wireless One, Inc. (Warrants)(a)               18,315              183    0.0
                                                                                     --------------   --------------  ------
                                                                                         75,750,139      124,039,985    1.6

             Textiles              2,600,000  Burlington Industries, Inc.                34,175,185       18,037,500    0.2

             Tobacco               1,875,700  DIMON Incorporated                         29,253,130       10,550,812    0.1

             Transportation          304,800  J.B. Hunt Transport Services, Inc.          5,728,020        4,552,950    0.0
                                     380,000  Union Pacific Corporation                  16,221,323       20,638,750    0.3
                                                                                     --------------   --------------  ------
                                                                                         21,949,343       25,191,700    0.3

             Utilities--              47,000  BayCorp Holdings, Ltd.                      2,466,772          323,125    0.0
             Electric & Gas        2,725,000  Citizens Utilities Company (Class B)       23,233,721       32,359,375    0.4
                                   3,937,285  El Paso Electric Company                   20,670,746       35,681,645    0.5
                                   1,460,000  Entergy Corporation                        38,646,650       44,256,250    0.5
                                   1,410,000  Niagara Mohawk Holdings Inc.               22,129,837       22,207,500    0.3
                                     400,000  Potomac Electric Power Company              9,551,624       11,475,000    0.2
                                   1,057,900  Reliant Energy, Inc.                       21,518,567       29,026,131    0.4
                                     458,800  Unicom Corporation                         10,593,917       18,007,900    0.2
                                                                                     --------------   --------------  ------
                                                                                        148,811,834      193,336,926    2.5

                                              Total Common Stocks in the
                                              United States                           1,675,044,317    1,748,409,402   22.8


                                              Total Investments in Common
                                              Stocks                                  3,438,139,314    3,810,836,483   49.7


                                                    Equity Closed-End Funds

Austria      Financial Services      320,000  The Austria Fund (USD)                      2,642,432        3,100,000    0.1

                                              Total Equity Closed-End Funds in
                                              Austria                                     2,642,432        3,100,000    0.1


Indonesia    Financial Services       25,600  Jakarta Growth Fund (USD)                     158,080           88,000    0.0

                                              Total Equity Closed-End Funds in
                                              Indonesia                                     158,080           88,000    0.0


Ireland      Financial Services      150,000  Irish Investment Fund (USD)                 1,086,041        2,512,500    0.0

                                              Total Equity Closed-End Funds in
                                              Ireland                                     1,086,041        2,512,500    0.0


Italy        Financial Services      150,000  Italy Fund (USD)                            1,198,520        2,156,250    0.0

                                              Total Equity Closed-End Funds in Italy      1,198,520        2,156,250    0.0


South        Financial                81,262  Fidelity Advisor Korea Fund (USD)             708,885          787,226    0.0
Korea        Services                200,000  Korea Equity Fund (USD)                     1,369,598        1,000,000    0.0
                                   1,400,528  Korea Fund (USD)                           19,847,163       19,694,925    0.3
                                     200,000  Korean Investment Fund (USD)                1,561,000        1,487,500    0.0

                                              Total Equity Closed-End Funds in
                                              South Korea                                23,486,646       22,969,651    0.3

                                              Total Investments in Equity Closed-End
                                              Funds                                      28,571,719       30,826,401    0.4


                                                    Preferred Stocks

Germany      Chemicals               138,305  Henkel KGaA                                 5,886,677        9,696,730    0.1

             Machinery &              96,465  Jungheinrich AG                             1,956,463        1,373,307    0.0
             Equipment

             Medical Equipment        23,235  Fresenius AG                                4,591,809        4,451,863    0.1

             Multi-Industry          450,000  RWE AG                                      8,725,424       14,450,400    0.2

                                              Total Preferred Stocks in Germany          21,160,373       29,972,300    0.4

Portugal     Banking                 181,400  BCP International Bank (8%
                                              Convertible) (USD)                         13,480,528       18,049,300    0.2

                                              Total Preferred Stocks in Portugal         13,480,528       18,049,300    0.2


United       Cable Television      1,000,000  Diva Systems Corp. (Convertible,
States                                        Series C)                                   8,410,000        3,000,000    0.0
                                   1,000,000  Diva Systems Corp. (Convertible,
                                              Series D)                                  11,440,000        3,000,000    0.0
                                                                                     --------------   --------------  ------
                                                                                         19,850,000        6,000,000    0.0

             Natural Resources       150,000  Cyprus Amax Minerals Co. (Convertible,
                                              Series A)                                   9,188,313        5,793,750    0.1
                                              Freeport-McMoRan Copper & Gold Inc.:
                                     219,000    (3.50% Convertible--Gold, Series B)       7,703,330        3,764,062    0.1
                                     348,700    (5% Convertible, Series A)                7,918,834        6,494,537    0.1
                                                                                     --------------   --------------  ------
                                                                                         24,810,477       16,052,349    0.3

             Railroads                40,000  Union Pacific Capital Trust (6.25%
                                              Convertible)                                1,793,600        1,970,000    0.0


Merrill Lynch Global Allocation Fund, Inc., July 31, 1999


SCHEDULE OF INVESTMENTS (continued)                                                                           (in US dollars)
                                    Shares                                                                         Percent of
COUNTRY      Industries              Held              Preferred Stocks                  Cost            Value     Net Assets
United       Real Estate             476,800  Apartment Investment & Management
States       Investment Trusts                Co. (9.375%, Series G)                 $   11,751,900   $   11,443,200    0.2%
(concluded)                          298,746  Bradley Real Estate Inc. (8.40%
                                              Convertible, Series A)                      6,471,276        6,908,501    0.1
                                      97,300  CarrAmerica Realty Corporation (8.55%,
                                              Series C)                                   2,398,445        2,262,225    0.0
                                     400,000  Crown American Realty Trust (11%,
                                              Series A)                                  17,800,000       18,200,000    0.2
                                     139,200  First Union Real Estate (8.40%
                                              Convertible, Series A)                      3,480,000        3,132,000    0.0
                                   1,000,000  First Washington Realty Trust,
                                              Inc. (9.75%, Series A)                     25,000,000       29,062,500    0.4
                                     350,000  National Health Investors, Inc.
                                              (8.50% Convertible)                         8,750,000        8,137,500    0.1
                                     717,500  Prime Retail, Inc. (10.50%)                16,366,161       14,439,687    0.2
                                              Walden Residential Properties, Inc.:
                                      50,000    (9.16% Convertible, Series B)             1,418,750        1,162,500    0.0
                                   1,078,000    (9.20%, Series S)                        26,269,636       22,233,750    0.3
                                                                                     --------------   --------------  ------
                                                                                        119,706,168      116,981,863    1.5


             Utilities                77,600  Citizens Utilities Trust (5%
                                              Convertible)                                3,398,931        3,938,200    0.1

                                              Total Preferred Stocks in the
                                              United States                             169,559,176      144,942,412    1.9


                                              Total Investments in Preferred
                                              Stocks                                    204,200,077      192,964,012    2.5


                       Currency       Face
                     Denomination    Amount             Fixed-Income Securities

Argentina    Banking      USD     45,000,000  Banco Rio de la Plata, 8.75%
                                              due 12/15/2003                             36,900,950       40,275,000    0.5

             Food/Dairy   USD     23,500,000  Mastellone Hermanos SA, 11.75% due
             Products                         4/01/2008                                  23,687,500       16,567,500    0.2

             Government                       City of Buenos Aires:
             Obligations  ARS     36,550,000    10.50% due 5/28/2004                     31,996,453       24,497,319    0.3
                          USD     38,000,000    11.25% due 4/11/2007                     37,715,000       36,480,000    0.5
                          USD     14,229,000    11.25% due 4/11/2007 (Regulation S)      13,888,779       13,659,840    0.2
                                              Republic of Argentina:
                          USD    112,204,500    5.938% due 3/31/2005 (d)(g)(k)           83,648,861       92,905,326    1.2
                          USD     85,000,000    11.375% due 1/30/2017                    82,988,125       71,400,000    0.9
                          USD     80,000,000    6% due 3/31/2023 (d)(k)                  55,269,966       52,500,000    0.7
                          USD    162,150,000    9.75% due 9/19/2027                     121,322,855      120,882,825    1.6
                                                                                     --------------   --------------  ------
                                                                                        426,830,039      412,325,310    5.4

                                              Total Fixed-Income Securities in
                                              Argentina                                 487,418,489      469,167,810    6.1


Brazil       Banking                          Banco Nacional de Desenvolvimiento
                                              Economico e Social:
                          USD      7,500,000    9% due 9/24/2007                          6,675,000        6,000,000    0.1
                          USD     68,500,000    13.64% due 6/16/2008 (d)                 45,061,563       56,855,000    0.7
                                                                                     --------------   --------------  ------
                                                                                         51,736,563       62,855,000    0.8

             Government                       Republic of Brazil (k):
             Obligations  USD     33,833,380    Exit Bonds, 6% due 9/15/2013             19,684,768       20,300,028    0.3
                          USD     10,000,000    Par 'L' Bonds, 5.75% due
                                                4/15/2024 (d)                             6,100,000        5,525,000    0.1
                                                                                     --------------   --------------  ------
                                                                                         25,784,768       25,825,028    0.4

             Industrial   USD     13,700,000  Camargo Correa, 8.75% due 7/22/2005        11,841,750       11,028,500    0.1
                          USD     13,000,000  Globo Comunicacoes e Participacoes,
                                              Ltd., 10.625% due 12/05/2008               12,954,500        9,100,000    0.1
                                                                                     --------------   --------------  ------
                                                                                         24,796,250       20,128,500    0.2

             Utilities    USD     32,250,000  Espirito Santo-Escelsa, 10% due
                                              7/15/2007                                  31,726,875       22,736,250    0.3

                                              Total Fixed-Income Securities
                                              in Brazil                                 134,044,456      131,544,778    1.7


Canada       Real         CAD     16,501,370  First Place Tower, Inc., 10.92%
             Estate                           due 12/15/2015 (Convertible Bonds)(e)      26,874,771       42,964,295    0.6

                                              Total Fixed-Income Securities in
                                              Canada                                     26,874,771       42,964,295    0.6


Cayman       Multi-       USD     50,000,000  Beta Finance Corp., 0.20% due
Islands      Industry                         5/27/2000                                  52,859,955       48,900,000    0.6

                                              Total Fixed-Income Securities in
                                              the Cayman Islands                         52,859,955       48,900,000    0.6


Chile        Utilities--                      Empresa Electricidad del Norte:
             Electric     USD     28,500,000    10.50% due 6/15/2005                     28,625,000       19,237,500    0.3
                          USD     15,800,000    10.50% due 6/15/2005 (Regulation S)      11,354,750       10,665,000    0.1
                          USD     10,000,000    7.75% due 3/15/2006                       5,500,000        5,700,000    0.1

                                              Total Fixed-Income Securities in Chile     45,479,750       35,602,500    0.5


China        Multi-       USD      8,300,000  Shanghai Industrial Investment
             Industry                         Treasury Co., 1% due 2/24/2003
                                              (Convertible Bonds)                         5,320,300        7,864,250    0.1

             Utilities--  USD     53,000,000  Huaneng Power International PLC,
             Electric                         1.75% due 5/21/2004 (Convertible
                                              Bonds)                                     43,745,126       51,145,000    0.7

                                              Total Fixed-Income Securities
                                              in China                                   49,065,426       59,009,250    0.8


France       Real Estate  EUR     20,489,148  Societe Fonciere Lyonnaise SA, 4%
                                              due 10/31/2004 (Convertible Bonds)         23,070,680       24,816,157    0.3

                                              Total Fixed-Income Securities in
                                              France                                     23,070,680       24,816,157    0.3


Hong Kong    Multi-       USD     17,250,000  First Pacific Capital Ltd., 2%
             Industry                         due 3/27/2002 (Convertible Bonds)          16,927,221       17,422,500    0.2
                          USD     16,000,000  Hutchison Delta Finance, 7% due
                                              11/08/2001 (Convertible Bonds)             16,640,000       18,080,000    0.2
                                              Hutchison Whampoa Limited:
                          USD     49,250,000    7.45% due 8/01/2017                      41,025,000       40,261,875    0.5
                          USD     24,400,000    7.50% due 8/01/2027                      19,671,062       19,520,000    0.3

                                              Total Fixed-Income Securities
                                              in Hong Kong                               94,263,283       95,284,375    1.2


Indonesia    Paper &      USD      7,650,000  APP Finance VII Mauritius, 3.50%
             Forest                           due 4/30/2003 (Convertible Bonds)           6,196,500        4,915,125    0.1
             Products     USD     34,000,000  APP Global Finance V Ltd., 2% due
                                              7/25/2000 (Convertible Bonds)              34,000,000       32,980,000    0.4
                          USD      3,965,000  PT Indah Kiat Pulp & Paper, 8.875%
                                              due 11/01/2000                              3,300,863        3,528,850    0.0

                                              Total Fixed-Income Securities in
                                              Indonesia                                  43,497,363       41,423,975    0.5


Merrill Lynch Global Allocation Fund, Inc., July 31, 1999


SCHEDULE OF INVESTMENTS (continued)                                                                           (in US dollars)
                          Currency     Face                                                                        Percent of
COUNTRY    Industries   Denomination  Amount       Fixed Income Securities               Cost            Value     Net Assets
Japan        Banking      JPY    100,000,000  AB International Cayman Trust,
                                              0.50% due 8/01/2007 (Convertible
                                              Bonds)                                 $      581,630   $    1,026,412    0.0%
                          JPY  8,361,000,000  Fuji International Finance Trust,
                                              0.25% due 2/01/2002 (Convertible
                                              Preference Shares)                         52,428,058       51,746,077    0.7
                          USD     21,500,000  MBL International Finance (Bermuda),
                                              3% due 11/30/2002 (Convertible Bonds)      20,533,750       24,940,000    0.3
                          JPY  3,780,000,000  Sumitomo Bank International
                                              Finance NV, 0.75% due 5/31/2001
                                              (Convertible Bonds)                        30,459,074       41,269,613    0.6
                                                                                     --------------   --------------  ------
                                                                                        104,002,512      118,982,102    1.6

             Beverages    JPY  1,711,000,000  Kinki Coca-Cola Bottling Co.,
                                              Ltd., #1, 0.85% due 12/30/2003
                                              (Convertible Bonds)                        14,984,971       18,494,073    0.2
                          JPY    582,000,000  Shikoku Coca-Cola Bottling Co.,
                                              Ltd., #1, 2.40% due 3/29/2002
                                              (Convertible Bonds)                         5,406,026        7,102,510    0.1
                                                                                     --------------   --------------  ------
                                                                                         20,390,997       25,596,583    0.3

             Chemicals    JPY    301,000,000  Shin-Etsu Chemical Co., Ltd., #6,
                                              0.40% due 9/30/2005 (Convertible
                                              Bonds)                                      2,987,802        5,837,910    0.1

             Electrical   JPY  1,339,000,000  Matsushita Electric Works, Ltd.,
             Equipment                        #9, 1% due 11/30/2005
                                              (Convertible Bonds)                        13,252,580       12,488,930    0.2

             Electronics  JPY    650,000,000  Matsushita Electric Industrial
                                              Company, Ltd., #5, 1.30% due 3/29/2002
                                              (Convertible Bonds)                         6,133,347        9,620,816    0.1

             Financial    JPY    862,000,000  Kokusai Securities Co., Ltd., 1.25%
             Services                         due 9/30/2013 (Convertible Bonds)           7,747,314       12,698,570    0.2

             Industrial   JPY    730,000,000  Fuji Heavy Industries, #4, 0.90% due
                                              9/30/2003 (Convertible Bonds)               6,667,972       12,408,473    0.2
                          CHF      1,400,000  Nissin Kogyo Co. Ltd., 0.125% due
                                              3/31/2003 (Convertible Bonds)               1,080,777        1,464,592    0.0
                          JPY  1,200,000,000  Toyoda Automatic Loom Works, #2,
                                              0.35% due 9/30/2003 (Convertible
                                              Bonds)                                     11,309,650       11,684,100    0.1
                                                                                     --------------   --------------  ------
                                                                                         19,058,399       25,557,165    0.3

             Insurance    JPY    456,000,000  Mitsui Marine & Fire Insurance Co.,
                                              Ltd., #3, 0.70% due 3/31/2003
                                              (Convertible Bonds)                         3,786,983        4,114,017    0.1
                          JPY    117,000,000  Nichido Fire & Marine Insurance Co.,
                                              Ltd., #5, 1% due 3/31/2003 (Convertible
                                              Bonds)                                      1,109,381        1,060,669    0.0
                                              Nisshin Fire & Marine Insurance Co.,
                                              Ltd. (Convertible Bonds):
                          JPY    900,000,000    #1, 0.65% due 3/31/2004                   7,132,646        7,390,167    0.1
                          JPY  1,251,000,000    #2, 0.75% due 3/31/2006                   9,639,927       10,097,856    0.1
                                              Sumitomo Marine & Fire Insurance Co.,
                                              Ltd. (Convertible Bonds):
                          JPY    300,000,000    #3, 1.10% due 3/29/2002                   2,522,005        3,028,243    0.0
                          JPY  1,527,000,000    #4, 1.20% due 3/31/2004                  13,104,977       15,773,143    0.2
                                                                                     --------------   --------------  ------
                                                                                         37,295,919       41,464,095    0.5

                                              Total Fixed-Income Securities
                                              in Japan                                  210,868,870      252,246,171    3.3


Malaysia     Oil--                            Petroliam Nasional Berhad:
             Related      USD     69,725,000    7.75% due 8/15/2015                      37,589,875       55,431,375    0.7
                          USD     98,314,000    7.625% due 10/15/2026                    61,147,377       73,735,500    1.0
                                                                                     --------------   --------------  ------
                                                                                         98,737,252      129,166,875    1.7

             Telecommuni-                     Telekom Malaysia Berhad:
             cations      USD     45,750,000    4% due 10/03/2004 (Convertible
                                                Bonds)                                   37,124,375       38,658,750    0.5
                          USD     25,825,000    7.875% due 8/01/2025                     14,208,485       20,272,625    0.3
                                                                                     --------------   --------------  ------
                                                                                         51,332,860       58,931,375    0.8

                                              Total Fixed-Income Securities
                                              in Malaysia                               150,070,112      188,098,250    2.5


Mexico       Government   USD     27,000,000  United Mexican States, 6.25% due
             Obligations                      12/31/2019 (k)                             20,351,250       19,089,000    0.3

             Oil--                            Petroleos Mexicanos:
             Related      USD     57,000,000    9.25% due 3/30/2018 (Regulation S)       50,820,000       47,025,000    0.6
                          USD     45,150,000    8.625% due 12/01/2023                    25,007,000       34,314,000    0.4
                                                                                     --------------   --------------  ------
                                                                                         75,827,000       81,339,000    1.0

                                              Total Fixed-Income Securities
                                              in Mexico                                  96,178,250      100,428,000    1.3


New Zealand  Government   NZD     15,000,000  New Zealand Index Linked Notes,
             Obligations                      Series 216, 4.50% due 2/14/2016             8,418,821        8,227,135    0.1

                                              Total Fixed-Income Securities in
                                              New Zealand                                 8,418,821        8,227,135    0.1


Russia       Government   USD     44,800,000  City of St. Petersburg, 9.50% due
             Obligations                      6/18/2002                                   8,604,062       24,640,000    0.3
                                              Russian Federation Bonds:
                          USD     92,100,000    8.75% due 7/24/2005                      20,153,919       45,819,750    0.6
                          USD    132,750,000    12.75% due 6/24/2028                    121,509,538       74,340,000    1.0
                          USD      5,150,000    12.75% due 6/24/2028 (Regulation S)       1,572,037        2,884,000    0.0
                                                                                     --------------   --------------  ------
                                                                                        151,839,556      147,683,750    1.9

             Oil & Gas    USD     13,250,000  Lukinter Finance, 3.50% due
             Producers                        5/06/2002 (Convertible Bonds)              11,016,688        8,877,500    0.1

             Telecommuni-                     PLD Telekom Inc. (i):
             cations      USD     74,500,000    14% due 6/01/2004                        74,500,000       51,405,000    0.7
                          USD     18,700,000    9% due 6/01/2006 (Convertible
                                                Bonds)                                   18,756,250       10,659,000    0.1
                                                                                     --------------   --------------  ------
                                                                                         93,256,250       62,064,000    0.8

             Utilities    USD     37,050,000  Mosenergo Finance BV, 8.375% due
                                              10/09/2002                                 11,303,563       21,118,500    0.3

                                              Total Fixed-Income Securities
                                              in Russia                                 267,416,057      239,743,750    3.1


Singapore    Multi-       USD      7,250,000  Far East Livingston Shipyards, 1.50%
             Industry                         due 5/02/2001 (Convertible Bonds)           5,945,450        6,380,000    0.1
                                              Keppel Corporation Limited (Redeemable
                                              Cumulative Convertible Preference
                                              Shares):
                          USD     15,200,000    2% due 8/12/2002                         15,192,500       15,656,000    0.2
                          USD      1,300,000    2% due 8/12/2002 (Regulation S)           1,198,299        1,339,000    0.0
                                                                                     --------------   --------------  ------
                                                                                         22,336,249       23,375,000    0.3

             Telecommuni- USD     18,400,000  Fullerton Global Corp., 0% due
             cations                          4/02/2003 (Convertible Bonds)(b)           16,964,327       18,308,000    0.2

                                              Total Fixed-Income Securities
                                              in Singapore                               39,300,576       41,683,000    0.5


South        Insurance    USD     36,300,000  LibLife International, 6.50% due
Africa                                        9/30/2004 (Convertible Bonds)              37,208,125       34,528,560    0.5

                                              Total Fixed-Income Securities in
                                              South Africa                               37,208,125       34,528,560    0.5


Merrill Lynch Global Allocation Fund, Inc., July 31, 1999


SCHEDULE OF INVESTMENTS (continued)                                                                           (in US dollars)
                          Currency     Face                                                                        Percent of
COUNTRY    Industries   Denomination  Amount       Fixed Income Securities               Cost            Value     Net Assets
South        Banking                          Koram Bank Ltd. (Convertible Bonds):
Korea                     USD      1,500,000    0.25% due 8/26/2007                  $    1,447,500   $    1,590,000    0.0%
                          USD      5,750,000    0.25% due 8/26/2007 (Regulation S)        5,291,426        6,095,000    0.1
                                                                                     --------------   --------------  ------
                                                                                          6,738,926        7,685,000    0.1

             Electronics  USD     21,700,000  Samsung Electronics Co., 0% due
             Energy                           12/31/2007 (Regulation S)
             Related                          (Convertible Bonds)(b)                     19,722,938       28,427,000    0.4
                                              Ssangyong Oil Refining Co.:
                          USD      9,755,000    3% due 12/31/2004 (Convertible
                                                Bonds)                                    7,206,838        7,316,250    0.1
                          USD     13,190,000    3.75% due 12/31/2008                     13,873,562       14,904,700    0.2
                                                                                     --------------   --------------  ------
                                                                                         21,080,400       22,220,950    0.3

             Machinery    CHF     10,000,000  Medison Co., 0.25% due 3/06/2002
             & Equipment                      (Convertible Bonds)                         6,433,041        7,711,910    0.1

             Utilities--  USD     17,750,000  Korea Electric Power Corp., 5%
             Electric                         due 8/01/2001 (Convertible Bonds)          15,968,050       17,439,375    0.2

                                              Total Fixed-Income Securities in
                                              South Korea                                69,943,355       83,484,235    1.1


Thailand     Metals       USD     44,000,000  NSM Steel Inc., 12% due 2/01/2006          40,311,012       11,000,000    0.1
             --Steel

                                              Total Fixed-Income Securities
                                              in Thailand                                40,311,012       11,000,000    0.1

United       Financial    GBP     12,250,000  Liberty International PLC, 5.50%
Kingdom      Services                         due 4/30/2009 (Convertible Bonds)          15,274,103       20,489,962    0.3

             Telecommuni- USD     26,200,000  International Cabletel, Inc.,
             cations                          0/11.50% due 2/01/2006 (b)                 22,313,468       22,728,500    0.3
                          GBP     14,250,000  NTL Incorporated, 0/10.75% due
                                              4/01/2008 (b)                              13,958,244       15,697,800    0.2
                                                                                     --------------   --------------  ------
                                                                                         36,271,712       38,426,300    0.5

                                              Total Fixed-Income Securities in
                                              the United Kingdom                         51,545,815       58,916,262    0.8


United       Airlines     USD     14,000,000  Trans World Airlines, 11.375% due
States                                        3/01/2006                                  14,000,000        8,540,000    0.1

             Financial    USD      3,445,000  Ugly Duckling Corporation, 12% due
             Services                         10/15/2003                                  3,093,610        3,272,750    0.0

             Food &       USD     15,000,000  Tom's Foods Inc., 10.50% due
             Beverage                         11/01/2004                                 15,000,000       13,350,000    0.2

             Healthcare   USD     17,450,000  American Retirement Corp., 5.75%
                                              due 10/01/2002 (Convertible Bonds)         17,174,000       13,960,000    0.2

             Industrial   USD      8,000,000  Bar Technologies Ltd., 13.50% due
                                              4/01/2001                                   7,412,450        7,920,000    0.1
                          USD     25,000,000  CTI Holdings SA, 0/11.50% due
                                              4/15/2008 (b)                              16,328,297       11,875,000    0.2
                                                                                     --------------   --------------  ------
                                                                                         23,740,747       19,795,000    0.3

             Metals       USD      2,442,500  Worthington Industries, Inc.
             --Steel                          (Convertible, Series DECS), 7.25%          38,015,300       19,845,312    0.3

             Real Estate                      Security Capital U.S. Realty
                                              (Convertible Bonds):
                          USD     53,100,000    2% due 5/22/2003                         44,519,732       39,294,000    0.5
                          USD      3,650,000    2.50% due 5/22/2003 (Regulation S)        2,729,174        2,701,000    0.1
                                                                                     --------------   --------------  ------
                                                                                         47,248,906       41,995,000    0.6

             Real Estate  USD     25,500,000  Alexander Haagen Properties, Inc.,
             Investment                       7.25% due 12/27/2003 (Exchangeable
             Trusts                           Debentures)                                25,291,250       24,017,813    0.3
                          USD      6,165,000  Centerpoint Properties Trust, 8.22%
                                              due 1/15/2004 (Convertible Bonds)           6,165,000       12,106,519    0.2
                                              HRPT Properties Trust (Convertible
                                              Bonds):
                          USD     40,000,000    7.25% due 10/01/2001                     40,000,000       37,500,000    0.5
                          USD     15,000,000    7.50% due 10/01/2003                     15,000,000       13,650,000    0.2
                          USD      4,500,000  Healthcare Realty Trust, Inc., 6.55%
                                              due 3/14/2002 (Convertible Bonds)           4,247,059        4,061,250    0.1
                                              LTC Properties, Inc. (Convertible
                                              Bonds):
                          USD     10,000,000    8.25% due 9/30/1999                      10,000,000        9,950,000    0.1
                          USD      8,000,000    8.50% due 1/01/2001                       8,000,000        7,510,000    0.1
                          USD      3,700,000    8.25% due 7/01/2001                       3,644,500        3,390,125    0.0
                          USD     25,000,000  Leperq Corporate Income Fund, 8% due
                                              3/17/2004 (Exchangeable Secured Notes)     25,000,000       23,906,250    0.3
                          USD      5,675,000  Liberty Property LP, 9% due 7/01/2001
                                              (Convertible Bonds)(d)                      5,675,000        6,866,750    0.1
                          USD     27,000,000  Malan Realty Investors, Inc., 8.50%
                                              due 7/15/2003 (Convertible Bonds)          27,000,000       25,042,500    0.3
                          USD      9,415,000  Meditrust Corporation, 8.54% due
                                              7/01/2000 (Convertible Bonds)               9,602,638        9,003,094    0.1
                          USD      5,000,000  Mid-Atlantic Realty Trust, 7.625% due
                                              9/15/2003 (Convertible Bonds)               4,875,000        5,025,000    0.1
                                              National Health Investors, Inc.
                                              (Convertible Bonds):
                          USD     22,000,000    7.75% due 1/01/2001                      22,000,000       20,047,500    0.3
                          USD      4,500,000    7% due 2/01/2004                          3,351,130        3,386,250    0.0
                          USD     27,800,000  Omega Healthcare Investors, Inc.,
                                              8.50% due 2/01/2001 (Convertible
                                              Bonds)                                     27,846,000       27,661,000    0.3
                          USD      5,500,000  Sizeler Property Investors, Inc.,
                                              8% due 7/15/2003 (Convertible
                                              Bonds)                                      5,505,000        5,197,500    0.1
                                                                                     --------------   --------------  ------
                                                                                        243,202,577      238,321,551    3.1

             Retail       USD     12,500,000  Coinstar, Inc., 0/13% due 10/01/2006
             Savings                          (b)(j)                                     12,213,168       12,906,250    0.1
             Banks        USD     21,400,000  FirstFed Financial Corp., 11.75% due
                                              10/01/2004                                 21,401,250       22,630,500    0.3

             Telecommuni- USD    120,363,000  CellNet Data Systems, Inc., 0/14%
             cations                          due 10/01/2007 (b)                         64,952,000       49,950,645    0.7
                                              Centennial Communications Corp. (b):
                          USD     40,000,000    0/14% due 1/01/2005                      25,177,523       14,800,000    0.2
                          USD     11,925,186    0/9% due 7/01/2006                       11,163,854        5,485,586    0.1
                          USD    118,922,000  Geotek Communications, Inc., 0/15%
                                              due 7/15/2005 (b)                          64,294,958       49,947,240    0.7
                                              Telegroup Inc.:
                          USD     21,750,000    0/10.50% due 11/01/2004 (b)              19,233,387        8,265,000    0.1
                          USD     22,000,000    8% due 4/15/2005 (Convertible Bonds)     22,000,000            2,200    0.0
                                              USN Communications, Inc. (b):
                          USD     32,032,000    0/14.625% due 8/15/2004                  20,906,768        2,082,080    0.0
                          USD     12,697,035    0/9% due 1/13/2006                       11,171,685            1,270    0.0
                          USD     30,000,000  United International Holdings,
                                              0/10.75% due 2/15/2008 (b)(f)              20,697,977       17,850,000    0.2
                                              United USN Inc. (b):
                          USD     17,000,000    0/14% due 9/15/2003 (h)                  13,417,349        1,105,000    0.0
                          USD     35,000,000    0/9% due 9/30/2004 (Convertible
                                                Bonds)                                   34,484,729            3,500    0.0
                                                                                     --------------   --------------  ------
                                                                                        307,500,230      149,492,521    2.0


Merrill Lynch Global Allocation Fund, Inc., July 31, 1999


SCHEDULE OF INVESTMENTS (concluded)                                                                           (in US dollars)
                          Currency     Face                                                                        Percent of
COUNTRY    Industries   Denomination  Amount       Fixed Income Securities               Cost            Value     Net Assets
United       Trucking     USD     28,250,000  AmeriTruck Distribution Corp.,
States                                        12.25% due 11/15/2005                  $   26,444,325   $    1,412,500    0.0%
(concluded)
             US           USD    135,000,000  US Treasury Inflation Indexed
             Government                       Notes, 3.375% due 1/15/2007               133,163,156      135,641,981    1.8
             Obligations  USD     95,000,000  US Treasury Notes, 5.875% due
                                              2/15/2000 (c)                              93,926,953       95,341,050    1.2
                                                                                     --------------   --------------  ------
                                                                                        227,090,109      230,983,031    3.0

                                              Total Fixed-Income Securities
                                              in the United States                      996,124,222      776,504,415   10.2


Venezuela    Finance      USD      8,443,000  CANTV Finance Ltd., 9.25% due
                                              2/01/2004                                   8,231,925        7,007,690    0.1

                                              Total Fixed-Income Securities in
                                              Venezuela                                   8,231,925        7,007,690    0.1


                                              Total Investments in Fixed-Income
                                              Securities                              2,932,191,313    2,750,580,608   35.9


                                                      Short-Term Securities

United       Commercial   USD     30,000,000  CSW Credit Inc., 5.07% due 8/16/1999       29,932,400       29,932,400    0.4
States       Paper*       USD    150,991,000  General Electric Capital Corp.,
                                              5.13% due 8/02/1999                       150,947,968      150,947,968    1.9
                          USD     25,000,000  Newell Rubbermaid Inc., 5.07% due
                                              8/20/1999                                  24,929,583       24,929,583    0.3
                          USD     30,000,000  Paccar Financial, 5.07% due 8/19/1999      29,919,725       29,919,725    0.4
                          USD     25,000,000  The Times Mirror Company, 5% due
                                              8/10/1999                                  24,965,278       24,965,278    0.3
                          USD     20,000,000  Vodafone Airtouch PLC, 5.07% due
                                              8/19/1999                                  19,946,483       19,946,483    0.3
                          USD     20,000,000  Wal-Mart Stores, Inc., 5.10% due
                                              8/11/1999                                  19,968,833       19,968,833    0.3
                          USD     20,000,000  Xerox Capital (Europe) PLC, 5.08%
                                              due 9/17/1999                              19,864,534       19,864,534    0.3
                                                                                     --------------   --------------  ------
                                                                                        320,474,804      320,474,804    4.2

             US           USD     30,369,000  Federal Home Loan Mortgage
             Government                       Corporation, 4.94% due 8/16/1999           30,302,323       30,302,323    0.4
             Agency
             Obligations*

                                              Total Investments in Short-Term
                                              Securities                                350,777,127      350,777,127    4.6


                                              Total Investments                       6,953,879,550    7,135,984,631   93.1


OPTIONS                       Nominal Value                                            Premiums
WRITTEN                     Covered by Options               Issue                     Received

             Call Options            300,000  Compaq Computer Corporation, expiring
             Written                          October 1999 at USD 35                     (1,565,948)         (56,250)   0.0

                                              Total Options Written                      (1,565,948)         (56,250)   0.0

             Total Investments, Net of Options Written                               $6,952,313,602    7,135,928,381   93.1
                                                                                     ==============
             Variation Margin on Financial Futures Contracts**                                             5,457,785    0.1

             Unrealized Depreciation on Forward Foreign Exchange Contracts--Net***                       (31,364,082)  (0.4)

             Other Assets Less Liabilities                                                               553,641,470    7.2
                                                                                                      --------------  ------
             Net Assets                                                                               $7,663,663,554  100.0%
                                                                                                      ==============  ======


             Net Asset Value:        Class A--Based on net assets of $1,348,630,099 and
                                              91,291,600 shares outstanding                           $        14.77
                                                                                                      ==============
                                     Class B--Based on net assets of $4,753,076,229 and
                                              326,991,028 shares outstanding                          $        14.54
                                                                                                      ==============
                                     Class C--Based on net assets of $333,190,604 and
                                              23,232,438 shares outstanding                           $        14.34
                                                                                                      ==============
                                     Class D--Based on net assets of $1,228,766,622
                                              and 83,288,364 shares outstanding                       $        14.75
                                                                                                      ==============


          (a)Warrants entitle the Fund to purchase a predetermined number of shares of stock/face amount of bonds and are non-income producing. The purchase price and number of shares of stock/face amount of bonds are subject to adjustment under certain conditions until the expiration date.
          (b)Represents a zero coupon or step bond. The interest rate on a step bond represents the fixed rate of interest that will commence its accrual on a predetermined date until maturity.
          (c)All or a portion of security held as collateral in connection with open financial futures contracts.
          (d)Floating rate note.
          (e)Each $10 face amount contains 40 shares of First Place Tower,
             Inc.
          (f)Each $1,000 face amount contains one warrant of United International Holdings.
          (g)Subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be less than the original maturity.
          (h)Each $1,000 face amount contains one warrant of United USN Inc.
          (i)Each $1,000 face amount contains one warrant of PLD Telekom Inc.
          (j)Each $1,000 face amount contains one warrant of Coinstar, Inc.
          (k)Represents a Brady Bond. Brady Bonds are securities which have been issued to refinance commercial bank loans and other debt. The risk associated with these instruments is the amount of any uncollateralized principal or interest payments since there is a high default rate of commercial bank loans by countries issuing these securities.
           ++American Depositary Receipts (ADR).
         ++++Global Depositary Receipts (GDR).
            *Commercial Paper and certain USGovernment Agency Obligations are traded on a discount basis. The interest rates shown reflect the discount rates paid at July 31, 1999.
           **Financial futures contracts purchased as of July 31, 1999 were as follows:

             Number of                             Expiration
             Contracts   Issue       Exchange         Date             Value

               662     Nikkei 225     OSAKA      September 1999    $ 102,081,416
                                                                   -------------
             Total Financial Futures Contracts Purchased
             (Total Contract Price--$92,675,384)                   $ 102,081,416
                                                                   =============


             Financial futures contracts sold as of July 31, 1999 were as follows:

             Number of                             Expiration
             Contracts   Issue       Exchange         Date             Value

               170   Japanese
                     Government
                     Bond             Tokyo      September 1999    $ 194,080,370
               375   Standard &
                     Poor's 500
                     Index             NYSE      September 1999      124,856,250
                                                                   -------------
             Total Financial Futures Contracts Sold
             (Total Contract Price--$321,985,578)                  $ 318,936,620
                                                                   =============

          ***Forward foreign exchange contracts as of July 31, 1999 were as follows:

             Foreign                             Expiration         Unrealized
             Currency Sold                          Date           Depreciation

             CHF           40,000,000            August 1999      $     (852,804)
             CHF            4,500,000         September 1999             (64,183)
             GBP           20,000,000            August 1999          (1,275,200)
             GBP           61,000,000         September 1999          (3,299,055)
             JPY       35,000,000,000            August 1999         (14,375,711)
             JPY       31,000,000,000         September 1999          (9,741,708)
             NOK          172,000,000         September 1999            (378,834)
             SEK          375,000,000         September 1999          (1,376,587)
                                                                  --------------
             Total Unrealized Depreciation on Forward
             Foreign Exchange Contracts--Net
             (USD Commitment--$774,937,749)                       $  (31,364,082)
                                                                  ==============


Merrill Lynch Global Allocation Fund, Inc., July 31, 1999


COMMON STOCK PORTFOLIO CHANGES


For the Quarter Ended July 31, 1999

Additions

 Ace Limited
*Amway Japan Limited (ADR)
 Cadbury Schweppes PLC
 Clarica Life Insurance Co.
 Coca-Cola West Japan Company Limited
 Endesa SA
 Glaxo Wellcome PLC
 Key Energy Services, Inc.
 Northern Rock PLC
 Rentokil Initial PLC


Deletions

 American Capital Strategies, Ltd.
*Amway Japan Limited (ADR)
 CellNet Data Systems, Inc.
 Credit Suisse Group (Registered Shares)
 Cypress Semiconductor Corporation
 Fort James Corporation
 Koninklijke (Royal) Philips Electronics NV
 Leap Wireless International, Inc.
 PLATINUM technology International, inc.
 Saga Petroleum ASA
 Sanyo Coca-Cola Bottling Co., Ltd.
 Taubman Centers, Inc.
 United HealthCare Corporation
 YPF Sociedad Anonima (ADR)

[FN]
*Added and deleted in the same quarter.



PORTFOLIO INFORMATION


Worldwide
Investments
As of 7/31/99

Breakdown of Stocks &
Fixed-Income Securities by          Percent of
Country                             Net Assets

United States*                         39.5%
Japan                                  13.5
Argentina                               6.5
Russia                                  3.2
Australia                               2.9
South Korea                             2.5
Malaysia                                2.5
Hong Kong                               2.4
Brazil                                  2.1
United Kingdom                          2.1
Germany                                 2.1
Canada                                  1.8
Mexico                                  1.5
France                                  1.4
Netherlands                             1.4
Indonesia                               1.2
China                                   0.8
Italy                                   0.7
Cayman Islands                          0.6
Sweden                                  0.6
Singapore                               0.5
Chile                                   0.5
South Africa                            0.5
Finland                                 0.5
Portugal                                0.4
Norway                                  0.4
Thailand                                0.2
Switzerland                             0.2
Austria                                 0.2
New Zealand                             0.1
Venezuela                               0.1
Hungary                                 0.1
Spain                                   0.1
Ireland**                               0.0
Philippines**                           0.0
Bermuda**                               0.0

[FN]
 *Includes investments in short-term securities.
**Holdings are less than 0.1%.


Ten Largest Holdings                 Percent of
(Equity Investments)                 Net Assets

QUALCOMM Incorporated                   1.3%
Broken Hill Proprietary Company
  Limited                               1.2
Daiwa Securities Group Inc.             1.0
Hutchison Whampoa Limited               0.9
Pohang Iron & Steel Company Ltd.        0.8
Noble Drilling Corporation              0.8
Murata Manufacturing Co., Ltd.          0.8
Suzuki Motor Corporation                0.7
Republic New York Corporation           0.7
Security Capital Group Incorporated
  (Class B)                             0.7



Ten Largest Industries              Percent of
(Equity Investments)                Net Assets

Banking                                 5.2%
Insurance                               3.9
Telecommunications                      3.7
Real Estate Investment Trusts           2.8
Utilities--Electric & Gas               2.5
Multi-Industry                          1.9
Financial Services                      1.9
Metals & Mining                         1.9
Real Estate                             1.8
Electronics                             1.7